Cost of Sales (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of Sales [Abstract]
Changes in inventories of finished goods and work in progress		$ 227,132	$ (302,979)	$ 64,814
Materials consumed in production		41,057	120,847	183,831
Purchases of finished goods		33,877,598	36,567,197	44,786,912
Labor		602,196	1,313,120	787,472
Depreciation		370,858	236,578	252,055
Rental				23,184
Outsourced manufacturing cost
Taxes and surcharges	[1]	157,314	253,039	212,516
Water and electricity		52,796	48,557	55,522
Inventory provision		8	320	342
Others		120,886	238,562	197,778
Foreign currency translation difference		(175,493)	566,691	(53,152)
Cost of sales		$ 35,274,352	$ 39,041,932	$ 46,511,274

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).